UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05549
                                                                   -------------

REYNOLDS FUNDS, INC.
-----------------------------------
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
-----------------------------------
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
3565 South Las Vegas Blvd. #403
Las Vegas, NV 89109
----------------------------
(Name and address of agent for service)

1-415-265-7167
--------------------

Registrant's telephone number, including area code

Date of fiscal year end:	SEPTEMBER 30
----------------------

Date of reporting period:	June 30, 2015
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Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 94.0%(a)
COMMON STOCKS - 93.6%(a)
	Aerospace & Defense - 0.8%
500	The Boeing Company	$69,360
1,400	Honeywell International, Inc.	142,758
10,200	Spirit AeroSystems Holdings, Inc., Class A*	562,122
900	TransDigm Group, Inc.*	202,203
		976,443
	Air Freight & Logistics - 0.6%
1,400	Expeditors International of Washington, Inc.	64,547
2,700	FedEx Corporation	460,080
2,400	United Parcel Service, Inc., Class B	232,584
		757,211
	Airlines - 2.5%
7,400	Alaska Air Group, Inc.	476,782
4,100	Allegiant Travel Company	729,308
4,900	American Airlines Group, Inc.	195,681
2,500	China Eastern Airlines Corporation, Ltd. - ADS*	103,750
2,400	China Southern Airlines Company, Ltd. - SP-ADR	140,016
3,700	Delta Air Lines, Inc.	151,996
15,300	Hawaiian Holdings, Inc.*	363,375
19,300	JetBlue Airways Corporation*	400,668
900	Ryanair Holdings plc - SP-ADR	64,215
1,900	SkyWest, Inc.	28,576
4,400	Southwest Airlines Company	145,596
6,000	Spirit Airlines, Inc.*	372,600
700	United Continental Holdings, Inc.*	37,107
		3,209,670
	Auto Components - 0.2%
4,800	The Goodyear Tire & Rubber Company	144,720
1,700	Magna International, Inc.	95,353
400	Visteon Corporation*	41,992
		282,065
	Automobiles - 1.0%
500	Harley-Davidson, Inc.	28,175
4,600	Tesla Motors, Inc.*	1,233,996
		1,262,171
	Banks - 3.1%
3,700	Banc of California, Inc.	50,875
6,200	Bank of America Corporation	105,524
500	Bank of Hawaii Corporation	33,340
4,600	Bank of the Ozarks, Inc.	210,450
2,000	BB&T Corporation	80,620
5,400	Citigroup, Inc.	298,296
1,000	Citizens Financial Group, Inc.	27,310
1,800	Columbia Banking System, Inc.	58,572
1,400	Comerica, Inc.	71,848
10,300	East West Bancorp, Inc.	461,646
3,800	Fifth Third Bancorp	79,116
700	First Republic Bank	44,121
11,000	Huntington Bancshares, Inc.	124,410
3,500	ING Groep N.V. - SP-ADR	58,030
8,100	JPMorgan Chase & Company	548,856
10,100	KeyCorp	151,702
500	PNC Financial Services Group, Inc.	47,825
3,600	Signature Bank*	527,004
3,000	SunTrust Banks, Inc.	129,060
2,700	SVB Financial Group*	388,746
600	Texas Capital Bancshares, Inc.*	37,344
5,200	Webster Financial Corporation	205,660
2,900	Wells Fargo & Company	163,096
6,700	Wilshire Bancorp, Inc.	84,621
		3,988,072
	Beverages - 1.5%
300	The Boston Beer Company, Inc., Class A*	69,597
1,000	Coca-Cola Bottling Company Consolidated	151,070
700	The Coca-Cola Company	27,461
900	Coca-Cola Femsa, S.A.B. de C.V. - SP-ADR	71,505
3,100	Constellation Brands, Inc., Class A	359,662
7,700	Cott Corporation	75,306
6,100	Dr Pepper Snapple Group, Inc.	444,690
400	Fomento Economico Mexicano, S.A.B. de C.V. - SP-ADR	35,636
3,600	Monster Beverage Corporation*	482,472
2,200	PepsiCo, Inc.	205,348
		1,922,747
	Biotechnology - 7.1%
500	ACADIA Pharmaceuticals, Inc.*	20,940
1,300	Alder Biopharmaceuticals, Inc.*	68,861
1,600	Alexion Pharmaceuticals, Inc.*	289,232
4,100	Alkermes plc*	263,794
2,800	AMAG Pharmaceuticals, Inc.*	193,368
2,400	Amgen, Inc.	368,448
17,200	ARIAD Pharmaceuticals, Inc.*	142,244
2,100	Biogen Idec, Inc.*	848,274
3,200	BioMarin Pharmaceutical, Inc.*	437,696
8,300	Celgene Corporation*	960,601
800	Celldex Therapeutics, Inc.*	20,176
600	Cellectis SA - ADR*	21,648
1,500	China Biologic Products, Inc.*	172,740
1,600	Clovis Oncology, Inc.*	140,608
1,100	Exelixis, Inc.*	4,136
8,600	Gilead Sciences, Inc.	1,006,888
10,100	Halozyme Therapeutics, Inc.*	228,058
800	Heron Therapeutics, Inc.*	24,928
4,000	Incyte Corporation*	416,840
2,100	Intercept Pharmaceuticals, Inc.*	506,898
3,900	Intrexon Corporation*	190,320
1,200	Kite Pharma, Inc.*	73,164
400	Ligand Pharmaceuticals, Inc.*	40,360
5,300	MannKind Corporation*	30,157
900	Medivation, Inc.*	102,780
3,600	NewLink Genetics Corporation*	159,372
6,800	Orexigen Therapeutics, Inc.*	33,660
300	Puma Biotechnology, Inc.*	35,025
1,600	Receptos, Inc.*	304,080
1,000	Regeneron Pharmaceuticals, Inc.*	510,130
2,200	Repligen Corporation*	90,794
1,400	Sage Therapeutics, Inc.*	102,200
1,800	Sarepta Therapeutics, Inc.*	54,774
2,200	Seattle Genetics, Inc.*	106,480
1,900	United Therapeutics Corporation*	330,505
6,800	Vertex Pharmaceuticals, Inc.*	839,664
438	ZIOPHARM Oncology, Inc.*	5,255
		9,145,098
	Building Products - 0.7%
2,900	A.O. Smith Corporation	208,742
4,300	Lennox International, Inc.	463,067
7,900	Masco Corporation	210,693
		882,502
	Capital Markets - 3.4%
700	Affiliated Managers Group, Inc.*	153,020
700	Ameriprise Financial, Inc.	87,451
8,600	The Bank of New York Mellon Corporation	360,942
300	BlackRock, Inc.	103,794
12,500	The Charles Schwab Corporation	408,125
22,800	E*TRADE Financial Corporation*	682,860
900	Financial Engines, Inc.	38,232
2,200	The Goldman Sachs Group, Inc.	459,338
800	HFF, Inc., Class A	33,384
7,500	Interactive Brokers Group, Inc., Class A	311,700
1,500	Invesco, Ltd.	56,235
2,300	Investment Technology Group, Inc.	57,040
6,900	Janus Capital Group, Inc.	118,128
2,600	Legg Mason, Inc.	133,978
10,000	Morgan Stanley	387,900
1,600	Northern Trust Corporation	122,336
3,000	Raymond James Financial, Inc.	178,740
8,800	SEI Investments Company	431,464
4,500	TD Ameritrade Holding Corporation	165,690
300	Virtus Investment Partners, Inc.	39,675
		4,330,032
	Chemicals - 0.9%
400	Airgas, Inc.	42,312
1,100	Ashland, Inc.	134,090
600	Celanese Corporation, Series A	43,128
1,500	CF Industries Holdings, Inc.	96,420
1,800	Ecolab, Inc.	203,526
4,600	RPM International, Inc.	225,262
800	The Sherwin-Williams Company	220,016
1,300	Sigma-Aldrich Corporation	181,155
		1,145,909
	Commercial Services & Supplies - 1.0%
8,300	Cintas Corporation	702,097
2,400	KAR Auction Services, Inc.	89,760
3,700	Rollins, Inc.	105,561
2,800	Stericycle, Inc.*	374,948
600	Waste Management, Inc.	27,810
		1,300,176
	Communications Equipment - 0.9%
15,900	Brocade Communications Systems, Inc.	188,892
1,600	Ciena Corporation*	37,888
3,500	Cisco Systems, Inc.	96,110
500	F5 Networks, Inc.*	60,175
143	Harris Corporation	10,998
4,300	Infinera Corporation*	90,214
9,200	Juniper Networks, Inc.	238,924
2,800	Palo Alto Networks, Inc.*	489,160
		1,212,361
	Construction & Engineering - 0.1%
7,300	Comfort Systems USA, Inc.	167,535
800	NV5 Holdings, Inc.*	19,408
		186,943
	Consumer Finance - 0.1%
500	American Express Company	38,860
1,200	Discover Financial Services	69,144
		108,004
	Consumer Services - Diversified - 0.0%
700	Sotheby's	31,668

	Containers & Packaging - 0.6%
4,800	Avery Dennison Corporation	292,512
2,200	Crown Holdings, Inc.*	116,402
6,100	Sealed Air Corporation	313,418
		722,332
	Distributors - 0.1%
1,600	Genuine Parts Company	143,248

	Electrical Equipment - 0.4%
1,400	Acuity Brands, Inc.	251,972
700	AMETEK, Inc.	38,346
1,800	Sensata Technologies Holding N.V.*	94,932
3,600	SolarCity Corporation*	192,780
		578,030
	Electronic Equipment, Instruments & Components - 0.5%
2,700	Amphenol Corporation, Class A	156,519
600	Coherent, Inc.*	38,088
800	Fitbit, Inc., Class A*	30,584
2,900	Plexus Corporation*	127,252
2,400	Universal Display Corporation*	124,152
2,100	Zebra Technologies Corporation, Class A*	233,205
		709,800
	Energy Equipment & Services - 0.2%
600	Core Laboratories N.V.	68,424
1,400	Dresser-Rand Group, Inc.*	119,252
800	FMC Technologies, Inc.*	33,192
2,200	Newpark Resources, Inc.*	17,886
		238,754
	Financial Services - Diversified - 1.3%
7,300	Berkshire Hathaway, Inc., Class B*	993,603
1,900	IntercontinentalExchange Group, Inc.	424,859
3,700	The NASDAQ OMX Group, Inc.	180,597
3,200	Voya Financial, Inc.	148,704
		1,747,763
	Food & Staples Retailing - 2.5%
10,800	Costco Wholesale Corporation	1,458,648
12,100	CVS Health Corporation	1,269,048
1,000	SpartanNash Company	32,540
1,400	United Natural Foods, Inc.*	89,152
2,600	Walgreens Boots Alliance, Inc.	219,544
3,700	Whole Foods Market, Inc.	145,928
		3,214,860
	Food Products - 1.0%
7,500	Agria Corporation - ADR*	13,275
3,300	The Hain Celestial Group, Inc.*	217,338
1,100	The J.M. Smucker Company	119,251
500	Kellogg Company	31,350
500	Kraft Foods Group, Inc.	42,570
3,300	McCormick & Company, Inc., Non Voting Shares	267,135
400	Mead Johnson Nutrition Company	36,088
4,000	Mondelez International, Inc., Class A	164,560
7,500	WhiteWave Foods Company*	366,600
		1,258,167
	Health Care Equipment & Supplies - 3.5%
12,500	Abbott Laboratories	613,500
2,300	ABIOMED, Inc.*	151,179
2,000	Align Technology, Inc.*	125,420
1,600	Becton, Dickinson and Company	226,640
2,700	Boston Scientific Corporation*	47,790
600	C.R. Bard, Inc.	102,420
2,600	CONMED Corporation	151,502
500	Cyberonics, Inc.*	29,730
500	DexCom, Inc.*	39,990
3,900	Edwards Lifesciences Corporation*	555,477
8,000	Hologic, Inc.*	304,480
7,000	IDEXX Laboratories, Inc.*	448,980
3,100	Integra LifeSciences Holdings Corporation*	208,847
600	Intuitive Surgical, Inc.*	290,700
6,707	Medtronic plc	496,989
700	ResMed, Inc.	39,459
900	Sirona Dental Systems, Inc.*	90,378
2,800	Stryker Corporation	267,596
3,200	Zimmer Holdings, Inc.	349,536
		4,540,613
	Health Care Providers & Services - 5.9%
1,500	Acadia Healthcare Company, Inc.*	117,495
400	Adeptus Health, Inc., Class A*	37,996
5,600	Aetna, Inc.	713,776
800	Amedisys, Inc.*	31,784
4,900	AmerisourceBergen Corporation	521,066
7,100	AMN Healthcare Services, Inc.*	224,289
5,600	Anthem, Inc.	919,184
6,800	Cardinal Health, Inc.	568,820
3,300	Centene Corporation*	265,320
400	Chemed Corporation	52,440
2,700	Cigna Corporation	437,400
700	Community Health Systems, Inc.*	44,079
1,400	DaVita HealthCare Partners, Inc.*	111,258
600	Diplomat Pharmacy, Inc.*	26,850
4,800	Express Scripts Holding Company*	426,912
1,000	HCA Holdings, Inc.*	90,720
1,400	Henry Schein, Inc.*	198,968
3,100	Humana, Inc.	592,968
2,000	Magellan Health, Inc.*	140,140
2,500	McKesson Corporation	562,025
500	Molina Healthcare, Inc.*	35,150
2,900	PharMerica Corporation*	96,570
3,100	Quest Diagnostics, Inc.	224,812
1,200	Tenet Healthcare Corporation*	69,456
5,300	UnitedHealth Group, Inc.	646,600
3,100	Universal Health Services, Inc., Class B	440,510
		7,596,588
	Health Care Technology - 0.4%
2,200	athenahealth, Inc.*	252,076
2,200	Cerner Corporation*	151,932
1,900	IMS Health Holdings, Inc.*	58,235
		462,243
	Hotels, Restaurants & Leisure - 7.2%
1,500	BJ's Restaurants, Inc.*	72,675
700	Bob Evans Farms, Inc.	35,735
2,600	Boyd Gaming Corporation*	38,870
700	Brinker International, Inc.	40,355
1,600	Buffalo Wild Wings, Inc.*	250,704
4,400	Carnival Corporation	217,316
700	The Cheesecake Factory, Inc.	38,174
1,400	Chipotle Mexican Grill, Inc.*	846,986
400	Cracker Barrel Old Country Store, Inc.	59,664
4,800	Darden Restaurants, Inc.	341,184
12,800	Domino's Pizza, Inc.	1,451,520
4,900	Dunkin' Brands Group, Inc.	269,500
700	Fiesta Restaurant Group, Inc.*	35,000
1,000	Hyatt Hotels Corporation, Class A*	56,690
1,500	InterContinental Hotels Group plc - ADR	60,690
7,900	Marriott International, Inc., Class A	587,681
8,400	Marriott Vacations Worldwide Corporation	770,700
4,300	Norwegian Cruise Line Holdings, Ltd.*	240,972
2,100	Panera Bread Company, Class A*	367,017
7,400	Papa John's International, Inc.	559,514
19	Restaurant Brands International L.P.	688
3,200	Royal Caribbean Cruises, Ltd.	251,808
1,700	Shake Shack, Inc., Class A*	102,459
38,900	Starbucks Corporation	2,085,624
2,500	Starwood Hotels & Resorts Worldwide, Inc.	202,725
4,100	Yum! Brands, Inc.	369,328
		9,353,579
	Household Durables - 0.8%
2,600	D.R. Horton, Inc.	71,136
1,500	GoPro, Inc., Class A*	79,080
2,600	Jarden Corporation*	134,550
1,700	KB Home	28,220
5,000	Leggett & Platt, Inc.	243,400
800	Lennar Corporation, Class A	40,832
1,500	Libbey, Inc.	61,995
300	Mohawk Industries, Inc.*	57,270
1,500	PulteGroup, Inc.	30,225
800	The Ryland Group, Inc.	37,096
4,800	SONY CORPORATION - SP-ADR	136,272
2,400	Tempur Sealy International, Inc.*	158,160
		1,078,236
	Household Products - 0.2%
900	Church & Dwight Company, Inc.	73,017
700	The Clorox Company	72,814
1,400	Colgate-Palmolive Company	91,574
500	The Procter & Gamble Company	39,120
		276,525
	Industrial Conglomerates - 0.2%
800	Carlisle Companies, Inc.	80,096
900	Roper Technologies, Inc.	155,214
		235,310
	Insurance - 1.4%
500	ACE, Ltd.	50,840
1,600	Aflac, Inc.	99,520
900	Allied World Assurance Company Holdings AG	38,898
600	American Financial Group, Inc.	39,024
7,400	American International Group, Inc.	457,468
400	Aon plc	39,872
9,200	China Life Insurance Company, Ltd. - ADR	200,192
3,700	CNO Financial Group, Inc.	67,895
300	Everest Re Group, Ltd.	54,603
2,800	Lincoln National Corporation	165,816
5,100	Marsh & McLennan Companies, Inc.	289,170
600	MetLife, Inc.	33,594
3,000	Torchmark Corporation	174,660
1,900	Unum Group	67,925
		1,779,477
	Internet & Catalog Retail - 6.7%
6,300	Amazon.com, Inc.*	2,734,767
800	Ctrip.com International, Ltd. - ADR*	58,096
3,800	Expedia, Inc.	415,530
2,600	HSN, Inc.	182,494
6,400	Netflix, Inc.*	4,204,416
1,500	Nutrisystem, Inc.	37,320
600	The Priceline Group, Inc.*	690,822
700	Shutterfly, Inc.*	33,467
3,900	TripAdvisor, Inc.*	339,846
500	Vipshop Holdings, Ltd. - ADS*	11,125
		8,707,883
	Internet Software & Services - 5.8%
4,500	Akamai Technologies, Inc.*	314,190
2,900	Alibaba Group Holding, Ltd. - SP-ADR*	238,583
7,200	Baidu, Inc. - SP-ADR*	1,433,376
600	Bitauto Holdings, Ltd. - ADR*	30,630
2,100	comScore, Inc.*	111,846
4,400	EarthLink Holdings Corporation	32,956
8,100	eBay, Inc.*	487,944
7,400	Facebook, Inc., Class A*	634,661
1,200	Gogo, Inc.*	25,716
1,700	Google, Inc., Class A*	918,068
1,400	Google, Inc., Class C*	728,714
800	GrubHub, Inc.*	27,256
4,700	GTT Communications, Inc.*	112,189
600	HomeAway, Inc.*	18,672
2,300	IAC/InterActiveCorp	183,218
500	LinkedIn Corporation, Class A*	103,315
400	MercadoLibre, Inc.	56,680
1,700	NetEase, Inc. - ADR	246,270
3,300	SINA Corporation*	176,765
3,400	Sohu.com, Inc.*	200,906
1,200	Tucows, Inc., Class A*	33,420
5,800	Twitter, Inc.*	210,076
7,500	VeriSign, Inc.*	462,900
1,700	Youku Tudou, Inc. - ADR*	41,701
3,300	YY, Inc. - ADR*	229,416
5,400	Zillow Group, Inc., Class A*	468,396
		7,527,864
	IT Services - 4.1%
1,700	Accenture plc, Class A	164,526
600	Amdocs, Ltd.	32,754
3,000	Broadridge Financial Solutions, Inc.	150,030
2,600	Cognizant Technology Solutions Corporation, Class A*	158,834
7,600	Convergys Corporation	193,724
5,000	CSG Systems International, Inc.	158,300
7,400	DST Systems, Inc.	932,252
1,500	EPAM Systems, Inc.*	106,845
10,400	Fiserv, Inc.*	861,432
4,100	Gartner, Inc.*	351,698
2,100	Global Payments, Inc.	217,245
9,200	Infosys, Ltd. - SP-ADR	145,820
7,400	Mastercard, Inc., Class A	691,752
1,400	Paychex, Inc.	65,632
5,000	Sabre Corporation	119,000
3,200	Total System Services, Inc.	133,664
2,700	VeriFone Systems, Inc.*	91,692
10,900	Visa, Inc., Class A	731,935
		5,307,135
	Leisure Products - 0.0%
500	Hasbro, Inc.	37,395

	Life Sciences Tools & Services - 1.5%
500	Agilent Technologies, Inc.	19,290
2,800	Charles River Laboratories International, Inc.*	196,952
500	ICON plc*	33,650
2,900	Illumina, Inc.*	633,244
800	Mettler-Toledo International, Inc.*	273,168
1,100	PAREXEL International Corporation*	70,741
1,000	PerkinElmer, Inc.	52,640
4,600	Waters Corporation*	590,548
400	WuXi PharmaTech (Cayman), Inc. - ADR*	16,904
		1,887,137
	Machinery - 0.8%
800	Deere & Company	77,640
4,500	IDEX Corporation	353,610
1,000	Ingersoll-Rand plc	67,420
1,900	Snap-On, Inc.	302,575
2,400	Stanley Black & Decker, Inc.	252,576
		1,053,821
	Media - 2.8%
1,000	AMC Networks, Inc., Class A*	81,850
5,400	Bona Film Group, Ltd. - SP-ADR*	65,880
400	Charter Communications, Inc., Class A*	68,500
3,700	Comcast Corporation, Class A	222,518
1,700	DIRECTV*	157,743
1,800	Discovery Communications, Inc., Class A*	59,868
1,200	DISH Network Corporation, Class A*	81,252
3,600	Gray Television, Inc.*	56,448
900	Grupo Televisa S.A.B. - SP-ADR	34,938
4,600	IMAX Corporation*	185,242
2,100	The Interpublic Group of Companies, Inc.	40,467
1,316	Liberty Global plc, Class A*	71,156
1,100	Liberty Media Corporation, Class A*	39,644
800	Morningstar, Inc.	63,640
1,400	Scholastic Corporation	61,782
500	Scripps Networks Interactive, Inc., Class A	32,685
9,400	Sirius XM Holdings, Inc.*	35,062
8,400	Starz, Class A*	375,648
900	Time Warner Cable, Inc.	160,353
1,700	Time Warner, Inc.	148,597
1,700	Twenty-First Century Fox, Inc., Class A	55,327
13,100	The Walt Disney Company	1,495,234
		3,593,834
	Multiline Retail - 1.5%
900	Burlington Stores, Inc.*	46,080
5,600	Dollar General Corporation	435,344
4,800	Dollar Tree, Inc.*	379,152
500	Family Dollar Stores, Inc.	39,405
3,600	Kohl's Corporation	225,396
3,900	Macy's, Inc.	263,133
2,800	Nordstrom, Inc.	208,600
4,400	Target Corporation	359,172
		1,956,282
	Oil, Gas & Consumable Fuels - 0.1%
500	Cheniere Energy, Inc.*	34,630
300	Clayton Williams Energy, Inc.*	19,725
1,900	Denbury Resources, Inc.	12,084
1,400	Golar LNG, Ltd.	65,520
900	Newfield Exploration Company*	32,508
		164,467
	Personal Products - 0.2%
2,500	Coty, Inc., Class A	79,925
3,000	Natural Health Trends Corporation	124,380
		204,305
	Pharmaceuticals - 3.2%
5,600	AbbVie, Inc.	376,264
384	Allergan plc*	116,529
3,700	Bristol-Myers Squibb Company	246,198
5,300	Dr. Reddy's Laboratories, Ltd. - ADR	293,196
8,600	Eli Lilly and Company	718,014
500	Endo International plc*	39,825
1,100	GW Pharmaceuticals plc - ADR*	135,124
3,200	Jazz Pharmaceuticals plc*	563,424
1,700	Johnson & Johnson	165,682
2,200	Mallinckrodt plc*	258,984
1,000	Merck & Company, Inc.	56,930
300	Perrigo Company plc	55,449
11,600	Pfizer, Inc.	388,948
2,700	SciClone Pharmaceuticals, Inc.*	26,514
300	Shire plc- ADR	72,447
2,500	Valeant Pharmaceuticals International, Inc.*	555,375
500	Zoetis, Inc.	24,110
		4,093,013
	Professional Services - 0.5%
800	The Dun & Bradstreet Corporation	97,600
900	Equifax, Inc.	87,381
400	IHS, Inc., Class A*	51,452
2,500	Towers Watson & Company, Class A	314,500
500	Verisk Analytics, Inc., Class A*	36,380
		587,313
	Real Estate Management & Development - 0.2%
6,500	Brookfield Asset Management, Inc., Class A	227,045

	Road & Rail - 0.0%
200	Ryder System, Inc.	17,474
700	Saia, Inc.*	27,503
		44,977
	Semiconductors & Semiconductor Equipment - 2.6%
2,400	Altera Corporation	122,880
4,000	Ambarella, Inc.*	410,760
2,000	Analog Devices, Inc.	128,370
3,500	Applied Materials, Inc.	67,270
14,900	Axcelis Technologies, Inc.*	44,104
7,800	Broadcom Corporation, Class A	401,622
900	Canadian Solar, Inc.*	25,740
8,700	Cirrus Logic, Inc.*	296,061
800	First Solar, Inc.*	37,584
900	Freescale Semiconductor, Ltd.*	35,973
500	Lam Research Corporation	40,675
1,000	Maxim Integrated Products, Inc.	34,575
2,500	Mellanox Technologies, Ltd.*	121,475
3,100	NeoPhotonics Corporation*	28,303
3,200	ON Semiconductor Corporation*	37,408
500	Qorvo, Inc.*	40,135
2,600	Sigma Designs, Inc.*	31,018
2,000	Silicon Motion Technology Corporation - ADR	69,220
10,100	Skyworks Solutions, Inc.	1,051,410
1,300	SolarEdge Technologies, Inc.*	47,255
8,900	SunEdison, Inc.*	266,199
800	SunPower Corporation*	22,728
		3,360,765
	Software - 4.6%
4,500	Adobe Systems, Inc.*	364,545
1,300	ANSYS, Inc.*	118,612
700	Aspen Technology, Inc.*	31,885
1,200	Autodesk, Inc.*	60,090
3,200	Blackbaud, Inc.	182,240
5,100	Cadence Design Systems, Inc.*	100,266
4,900	Check Point Software Technologies, Ltd.*	389,795
1,100	Citrix Systems, Inc.*	77,176
15,800	Cyan, Inc.*	82,792
3,200	CyberArk Software, Ltd.*	201,024
4,400	Ebix, Inc.	143,484
5,000	Electronic Arts, Inc.*	332,500
5,800	FactSet Research Systems, Inc.	942,558
1,700	Fair Isaac Corporation	154,326
4,400	FireEye, Inc.*	215,204
7,500	Fortinet, Inc.*	309,975
5,900	Glu Mobile, Inc.*	36,639
3,600	Imperva, Inc.*	243,720
2,600	Intuit, Inc.	262,002
4,100	Mentor Graphics Corporation	108,363
700	Microsoft Corporation	30,905
1,200	Mobileye N.V.*	63,804
2,600	NQ Mobile, Inc. - ADR*	13,728
500	Red Hat, Inc.*	37,965
2,200	Salesforce.com, Inc.*	153,186
700	SolarWinds, Inc.*	32,291
1,700	Splunk, Inc.*	118,354
1,600	Symantec Corporation	37,200
7,700	Synopsys, Inc.*	390,005
1,600	Tableau Software, Inc., Class A*	184,480
1,800	The Ultimate Software Group, Inc.*	295,812
1,000	VASCO Data Security International, Inc.*	30,190
2,000	Verint Systems, Inc.*	121,490
1,200	VMware, Inc., Class A*	102,888
		5,969,494
	Specialty Retail - 5.3%
700	Advance Auto Parts, Inc.	111,503
2,400	Asbury Automotive Group, Inc.*	217,488
1,500	AutoNation, Inc.*	94,470
1,100	AutoZone, Inc.*	733,590
500	Bed Bath & Beyond, Inc.*	34,490
2,400	Best Buy Company, Inc.	78,264
36,000	Borders Group, Inc.* (b)	–
7,900	CarMax, Inc.*	523,059
500	The Children's Place, Inc.	32,705
900	Conn's, Inc.*	35,730
3,000	Dick's Sporting Goods, Inc.	155,310
500	The Finish Line, Inc., Class A	13,910
4,900	Foot Locker, Inc.	328,349
3,300	The Home Depot, Inc.	366,729
500	L Brands, Inc.	42,865
1,400	Lithia Motors, Inc., Class A	158,424
10,500	Lowe's Companies, Inc.	703,185
12,900	Office Depot, Inc.*	111,714
1,200	O'Reilly Automotive, Inc.*	271,176
1,000	Outerwall, Inc.	76,110
11,700	The Pep Boys-Manny, Moe & Jack*	143,559
5,200	Pier 1 Imports, Inc.	65,676
1,400	Restoration Hardware Holdings, Inc.*	136,682
12,100	Ross Stores, Inc.	588,181
1,400	Sally Beauty Holdings, Inc.*	44,212
2,500	Select Comfort Corporation*	75,175
3,200	Staples, Inc.	48,992
400	Tiffany & Company	36,720
5,800	The TJX Companies, Inc.	383,786
5,000	Tractor Supply Company	449,700
2,200	Ulta Salon, Cosmetics & Fragrance, Inc.*	339,790
3,100	Urban Outfitters, Inc.*	108,500
4,000	Williams-Sonoma, Inc.	329,080
		6,839,124
	Technology Hardware, Storage & Peripherals - 1.7%
16,200	Apple, Inc.	2,031,885
4,200	NetApp, Inc.	132,552
900	QLogic Corporation*	12,771
		2,177,208
	Telecommunication Services - Diversified - 0.1%
2,700	Alaska Communications Systems Group, Inc.*	6,480
3,300	China Unicom (Hong Kong), Ltd. - ADR	51,810
1,000	NIPPON TELEGRAPH AND TELEPHONE CORPORATION - ADR	36,290
2,300	Straight Path Communications, Inc., Class B*	75,417
		169,997
	Textiles, Apparel & Luxury Goods - 1.5%
3,500	Carter's, Inc.	372,050
2,000	Crocs, Inc.*	29,420
600	G-III Apparel Group, Ltd.*	42,210
2,900	Gildan Activewear, Inc.	96,396
600	lululemon athletica, Inc.*	39,180
3,900	NIKE, Inc., Class B	421,278
1,000	PVH Corporation	115,200
400	Ralph Lauren Corporation	52,944
6,800	Under Armour, Inc., Class A*	567,392
3,300	VF Corporation	230,142
		1,966,212
	Thrifts & Mortgage Finance - 0.2%
19,000	MGIC Investment Corporation*	216,220

	Wireless Telecommunication Services - 0.1%
1,200	China Mobile, Ltd. - SP-ADR	76,908

	TOTAL COMMON STOCKS (cost $93,604,195)	120,844,996

PUBLICLY TRADED PARTNERSHIPS - 0.2%(a)
	Capital Markets - 0.2%
5,800	The Blackstone Group L.P.	237,046

	Hotels, Restaurants & Leisure - 0.0%
700	Cedar Fair L.P.	38,143
	TOTAL PUBLICLY TRADED PARTNERSHIPS (cost $273,369)	275,189

REITS - 0.2%(a)
	Real Estate Investment Trusts - 0.2%
1,000	Digital Realty Trust, Inc.	66,680
1,300	Iron Mountain, Inc.	40,300
900	Regency Centers Corporation	53,082
400	Sovran Self Storage, Inc.	34,764
	TOTAL REITS (cost $218,462)	194,826

WARRANTS - 0.0%(a)
	Insurance - 0.0%
1,700	American International Group, Inc., Expiration Date - 01/19/21, Exercise Price - $45.00*	47,107
	TOTAL WARRANTS (cost $23,034)	47,107
	TOTAL INVESTMENTS- 94.0%
	(cost $94,119,060)	121,362,118
	Cash and receivables, less liabilities - 6.0%(a)	7,680,872
	TOTAL NET ASSETS - 100.0% (a)	$129,042,990

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
(b)
This security was fair valued as determined by the adviser using procedures approved by the Board of Directors and is classified as level 3.  As of June 30, 2015, the value of this security was $0 which represents 0.0% of total net assets.

ADR -	Unsponsored American Depositary Receipt
ADS -	American Depositary Share
AG -	German Corporation
L.P. -	Limited Partnership
N.V. -	Dutch Public Limited Liability Co.
plc -	Public Limited Company
SA -	Société Anonyme
S.A.B. -	Sociedad Anonima Bursetil
S.A.B. de C.V. -	Sociedad Anonima Bursetil de Capital Variable
SP-ADR -	Sponsored American Depositary Receipt

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2015, was as follows+:

Cost of investments	$96,051,524

Gross unrealized appreciation	$28,720,492
Gross unrealized depreciation	(3,409,898)
Net unrealized appreciation	$25,310,594

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements in the Fund's most recent annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2015, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$ 120,844,996
	Publicly Traded Partnerships	275,189
	REITS	194,825
	Warrants	47,107
	Total Level 1	121,362,118

Level 2 –		---
Level 3 –	Common Stocks	---	(a)
Total		$ 121,362,118	^

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2015.

The following is a reconciliation of Level 3 assets for which significant observable inputs were used to determine fair value.

Description	Investments
Balance as of September 30, 2014	$—	(a)
Change in unrealized (depreciation)	—
Balance as of June 30, 2015	$—	(a)

Significant unobservable valuation inputs developed by the Board of Directors for material Level 3 investments as of June 30, 2015, are as follows:

	Fair Value at		Unobservable
Description	December 31, 2014	Valuation Technique	Input	Range
		Security valued	Company filed
Common Stock	— (a)	at zero	bankruptcy	0.00-0.00

(a)  Value is less than $0.50.

^Please refer to the Schedule of Investments to view common stocks and publicly traded partnerships segregated by industry type.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Reynolds Funds, Inc.

By (Signature and Title)      /s/Frederick L. Reynolds
Frederick L. Reynolds, President

Date     August 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Frederick L. Reynolds
Frederick L. Reynolds, President

Date     August 19, 2015

By (Signature and Title)      /s/Frederick L. Reynolds
Frederick L. Reynolds, Treasurer

Date     August 19, 2015